Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) [Line Items]
Net income (loss) attributable to common stockholders	$ (3,220,952)	$ 2,053,503	$ 116,984	$ 692,127
Preferred stock dividends	0	3,883	42,997	27,362
Derivative gain	0	0	58,116	0
Interest expense associated with convertible debt	0	0	(3,513,655)	0
Net loss for dilutive calculation	$ (3,220,952)	$ 2,057,386	$ (3,295,558)	$ 719,489
Weighted average shares outstanding (in Shares)	12,097,157	6,348,878	11,066,795	5,916,675	6,733,863	5,178,468
Weighted average shares outstanding for diluted net income (loss) per share (in Shares)	12,097,157	6,984,629	16,399,627	6,552,426	6,733,863	5,178,468
Preferred Stock [Member]
Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) [Line Items]
Dilutive effect of preferred stock (in Shares)	0	7,394	0	7,394
Convertible Debt [Member]
Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) [Line Items]
Dilutive effect of convertible debt (in Shares)	0	0	5,295,276
Common Stock Warrants [Member]
Summary of Significant Accounting Policies - Schedule of Potential Dilutive Issuances (Details) [Line Items]
Dilutive effect of common stock warrants (in Shares)	0	628,357	37,556	628,357